UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment [   ]; Amendment Number:___________

   This Amendment (Check only one): [   ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tortoise Capital Advisors, LLC
Address:          10801 Mastin Boulevard, Suite 222
                  Overland Park KS  66210

Form 13F File Number:  28-11123
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terry Matlack
     -------------------------------
Title:   CFO/Treasurer and Chief Compliance Officer
      ---------------------------------------------
Phone:   (913) 981-1020
      ------------------------------
Signature, Place, and Date of Signing:

/s/ Terry Matlack            Overland Park, Kansas       April 25, 2005
----------------------- ----------------------------   -------------------
         [Signature]           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
                                  ---------------------------

Form 13F Information Table Entry Total:        24
                                       -----------------------

Form 13F Information Table Value Total:     $681,127
                                        ------------------
                                               (thousands)


List of Other Included Managers:            NONE

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

                           FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                            VALUE     HRS OR            DIS-      OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OR CLASS      CUSIP     (X$1000)   PRN AM    SH/PRN  CRETION   MANAGERS SOLE     SHARED   NONE
   --------------            --------------      -----     --------   --------- ------  -------   -------- ----     ------   ----

Buckeye Partners LP          Unit Ltd Partn    118230101    $20,305     444,885     SH     SOLE     N/A     431,735         13,150
Copano Energy LLC            Com Units         217202100     $3,334     112,695     SH     SOLE     N/A     112,695              0
Crosstex Energy, Inc.        Com               22765Y104     $2,475      56,536     SH     SOLE     N/A      56,536              0
Crosstex Energy, LP          Com               22765U102       $265       7,800     SH     SOLE     N/A       7,800              0
Enbridge Energy Prtnrs LP    Com               29250R106    $52,962   1,063,070     SH     SOLE     N/A   1,004,939         58,131
Energy Transfer Prtnrs LP    Unit Ltd Partn    29273R109    $65,573   2,095,656     SH     SOLE     N/A   1,977,370        118,286
Enterprise Prods Prtnrs LP   Com               293792107    $57,501   2,237,409     SH     SOLE     N/A   2,092,886        144,523
Hiland Partners LP           Ut Ltd Partner    431291103     $1,340      40,000     SH     SOLE     N/A      38,993          1,007
Holly Energy Prtnrs LP       Com Ut Ltd Ptn    435763107    $18,488     493,019     SH     SOLE     N/A     464,504         28,515
Inergy LP                    Unit Ltd Prtnr    456615103    $59,492   1,837,903     SH     SOLE     N/A   1,837,903              0
Kaneb Pipe Line Ptnrs LP     SR PREF Unit      484169107    $31,283     525,847     SH     SOLE     N/A     465,600         60,247
Kinder Morgan Energy Ptnr    Ut Ltd Partner    494550106     $2,119      47,091     SH     SOLE     N/A      32,815         14,276
Kinder Morgan Management LLC SHS               49455U100    $62,844   1,548,269     SH     SOLE     N/A   1,482,108         66,161
KSEA Transn Ptnrs LP         Com               48268Y101     $5,498     159,829     SH     SOLE     N/A     122,642         37,187
Magellan Midstream Ptnrs LP  Com Unit RPLP     559080106    $61,180   1,002,127     SH     SOLE     N/A     943,824         58,303
Markwest Energy Ptnrs LP     Unit Ltd. Partn   570759100    $44,521     939,851     SH     SOLE     N/A     847,710         92,141
Natural Resource Ptnrs LP    Com Unit LP       63900P103     $8,047     150,500     SH     SOLE     N/A     150,500              0
Northern Border Ptnrs LP     Unit Ltd Partn    664785102     $9,576     198,517     SH     SOLE     N/A     190,782          7,735
Pacific Energy Ptnrs LP      Com Unit          69422R105    $25,557     840,699     SH     SOLE     N/A     767,993         72,706
Plains All American Pipeline Unit Ltd Partn    726503105    $52,548   1,356,084     SH     SOLE     N/A   1,281,455         74,629
Sunoco Logistics Prtnrs LP   Com Units         86764L108    $36,943     916,689     SH     SOLE     N/A     862,665         54,024
Teppco Ptnrs LP              UT LTD Partner    872384102    $32,950     784,520     SH     SOLE     N/A     709,090         75,430
US Shipping Ptnrs LP         Com Unit          903417103     $2,580     101,300     SH     SOLE     N/A      67,820         33,480
Valero LP                    Com Ut Ltd Prt    91913W104    $23,745     394,108     SH     SOLE     N/A     339,700         54,408
                                                           --------  -----------                         ----------      ---------
                                                           $681,126  17,354,404                          16,290,065      1,064,339
                                                           ========  ===========                         ==========      =========

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